Cash Flow Adjustments and Changes in Working Capital (Tables)	12 Months Ended
Jun. 30, 2018
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2018 £’000	2017 £’000	2016 £’000
Depreciation, amortisation and impairment of non-financial assets	£6,269	£4,346	£2,882
Foreign exchange loss / (gain)	354	1,015	(140)
Interest income	(35)	(18)	(21)
Fair value movement of financial liabilities / assets	229	—	(1,043)
Interest expense	573	408	170
(Gain)/loss on disposal of non-current assets	(5)	107	(15)
Share-based compensation	1,505	854	768
Income on contingent consideration	—	(180)	—
Research and development tax credit	(1,008)	(1,322)	(1,117)
Grant income	(1,633)	(1,691)	(1,048)
Total adjustments	£6,249	£3,519	£436

Net changes in working capital	2018 £’000	2017 £’000	2016 £’000
Increase in trade and other receivables	£(6,384)	£(7,598)	£(6,765)
Increase/(decrease) in trade and other payables	13,223	2,590	(888)
Net changes in working capital	£6,839	£(5,008)	£(7,653)

Schedule of non-cash changes arising from financing activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2016	3,760	15,093	(3,364)	(46)	—	15,443
2017	15,443	17,007	(3,462)	276	201	29,465
2018	29,465	26,462	(36,768)	605	—	19,764

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2016	(1,128)	1,948	(1,048)	(304)	—	(532)
2017	(532)	2,924	(1,691)	(37)	—	664
2018	664	148	(1,633)	5	—	(816)